Investments at equity method (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Summary of Ownership Percentages and Carrying Value of Investments Accounted for Using the Equity Method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(Euro thousands)	Pelletteria Tizeta S.r.l.	Tom Ford International LLC	Achill Station Pty Ltd	Filati Biagioli Modesto S.p.A.	Total investments at equity method
At January 1, 2019	2,651	27,255	—	—	29,906
Net income /(loss)	368	(1,902)	—	—	(1,534)
Dividends	(225)	—	—	—	(225)
Translation differences	—	(353)	—	—	(353)
At December 31, 2019	2,794	25,000	—	—	27,794
Additions	2	—	530	—	532
Impairment	—	(4,532)	—	—	(4,532)
Net income /(loss)	92	(4,232)	(65)	—	(4,205)
Dividends	—	—	—	—	—
Translation differences	—	1,764	7	—	1,771
At December 31, 2020	2,888	18,000	472	—	21,360
Additions	—	—	—	313	313
Disposition	—	—	(472)	—	(472)
Net income /(loss)	528	1,893	—	373	2,794
Translation differences	—	(1,548)	—	—	(1,548)
At December 31, 2021	3,416	18,345	—	686	22,447

Summary of Financial Information of Companies Accounted for Using the Equity Method
Certain financial information of companies accounted for using the equity method is provided below at and for the year ended December 31, 2021, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(Euro thousands)	Pelletteria Tizeta S.r.l.	Tom Ford	Filati Biagioli Modesto S.p.A.
Total assets	29,311	318,667	37,707
Total liabilities	22,340	444,006	35,992
Total equity	6,971	(125,339)	1,715
Net revenues	28,329	221,480	30,766
Net income/(loss)	1,055	12,620	(333)